Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

In November 2017, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract, from an unrelated third party, the Navios Libra, a newbuilding Panamax vessel of 82,011 dwt, delivered on July 24, 2019. Navios Partners agreed to pay in total $5,540, representing a deposit for the option to acquire the vessel after the end of the fourth year, of which the first half of $2,770 was paid during the year ended December 31, 2017 and the second half of $2,770 was paid during the year ended December 31, 2018. As of June 30, 2023, the total amount of $6,231, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

On October 18, 2019, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract each, from an unrelated third party, the Navios Amitie and the Navios Star, two newbuilding Panamax vessels of 82,002 dwt and 81,994 dwt, respectively. The vessels were delivered in Navios Partner’s fleet on May 28, 2021 and June 10, 2021, respectively. Navios Partners has the option to acquire the vessels after the end of the fourth year for the remaining period of the bareboat charters. Navios Partners had agreed to pay in total $12,328, representing a deposit for the option to acquire the vessels after the end of the fourth year, of which $1,434 was paid during the year ended December 31, 2019, $10,034 was paid during the year ended December 31, 2020, and the remaining amount of $860 was paid upon the delivery of the vessels. As of June 30, 2023, the total amount of $13,215, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

On July 2, 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2023 and first half of 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. During the year ended December 31, 2021, the first installment of each vessel of $6,160, or $24,640 accumulated for the four vessels, was paid. During the year ended December 31, 2022, the aggregate amount of $36,960 in relation to the second instalment for the four vessels and the third instalment for the two vessels, was paid. As of June 30, 2023, the total amount of $61,600 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

On October 1, 2021, Navios Partners exercised its option to acquire two 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. During the year ended December 31, 2021, the first installment of each vessel of $6,160, or $12,320 accumulated for the two vessels, was paid. During the first half of 2023, the second installment of $6,160 for the one vessel, was paid. As of June 30, 2023, the total amount of $18,480 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In November 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships (two plus two optional), from an unrelated third party, for a purchase price of $62,825 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2023 and in 2024. Navios Partners agreed to pay in total $25,130 in four installments for each vessel and the remaining amount of $37,695 plus extras for each vessel will be paid upon delivery of the vessel. During the year ended December 31, 2022, the aggregate amount of $43,978 in relation to the first installment for the four vessels, the second installment for the two vessels and the third installment for the one vessel, was paid. During the first half of 2023, the aggregate amount of $18,848 in relation to the second installment for the two vessels and the third installment for the one vessel was paid. As of June 30, 2023, the total amount of $ 62,825 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In April 2022, Navios Partners agreed to purchase four 115,000 dwt Aframax/LR2 newbuilding vessels for a purchase price of $58,500 each (plus $4,158 in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2024. Navios Partners agreed to pay in total $23,400 plus extras in four installments for each vessel and the remaining amount of $35,100 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2022, the first installment of each vessel of $6,266, or $25,063 accumulated for the four vessels, was paid. During the first half of 2023, the aggregate amount of $12,532 in relation to the second installment for the two vessels was paid. As of June 30, 2023, the total amount of $37,595 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In June 2022, Navios Partners agreed to purchase two newbuilding liquefied natural gas (LNG) dual fuel 7,700 TEU containerships, from an unrelated third party, for an amended purchase price of $115,510 each (original price of $120,610 each). The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024 and the first quarter of 2025. Navios Partners agreed to pay in total $92,408 in four installments for each vessel and the remaining amount of $23,102 for each vessel will be paid upon delivery of the vessel. During the year ended December 31, 2022, the first installment of each vessel of $23,102, or $46,204 accumulated for the two vessels, was paid. During the first half of 2023, the aggregate amount of $46,204 in relation to the second installment for the two vessels of $23,102 was paid. As of June 30, 2023, the total amount of $92,408 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In November 2022, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding vessels for a purchase price of $60,500 each (plus $4,158 in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2025. Navios Partners agreed to pay in total $24,200 plus extras in four installments for each vessel and the remaining amount of $36,300 plus extras for each vessel will be paid upon delivery of each vessel. During the first half of 2023, the aggregate amount of $12,100 in relation to the first installment for the two vessels was paid. As of June 30, 2023, the total amount of $12,100 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In December 2022, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2025 and the first half of 2026. The closing of the transaction is subject to completion of customary documentation.

During the second quarter of 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2026 and the first half of 2027. The closing of the transaction is subject to completion of customary documentation.

Upon acquisition of the majority of outstanding stock of Navios Maritime Acquisition Corporation (“Navios Acquisition”), Navios Partners assumed the following commitments:

In September 2018, Navios Acquisition agreed to a 12-year bareboat charter-in agreement with de-escalating purchase options for the Baghdad and Erbil, two newbuilding Japanese VLCCs of 313,433 dwt and 313,486 dwt, respectively. On October 28, 2020, Navios Acquisition took delivery of the Baghdad. On February 17, 2021, Navios Acquisition took delivery of the Erbil. As of June 30, 2023, the total amount of $1,767 is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

In the first quarter of 2019, Navios Acquisition exercised its option to a 12-year bareboat charter-in agreement with de-escalating purchase options for the Nave Electron, a newbuilding Japanese VLCC of 313,239 dwt. On August 30, 2021, Navios Partners took delivery of the Nave Electron. As of June 30, 2023, the total amount of $1,608 is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

In the second quarter of 2020, Navios Acquisition exercised its option for the Nave Celeste, a newbuilding Japanese VLCC of 313,418 dwt under a 12-year bareboat charter agreement with de-escalating purchase options. On July 5, 2022, Navios Partners took delivery of the Nave Celeste. As of June 30, 2023, the total amount of $1,051 is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

As of June 30, 2023, an amount of $32,189 related to capitalized costs is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

As of June 30, 2023, the Company’s future minimum lease commitments under the Company’s bareboat-in contracts for undelivered vessels, are as follows:

Period ending June 30,	Amount
2024	$—
2025	—
2026	2,545
2027	9,728
2028	12,371
2029 and thereafter	99,338
Total	$123,982